Risk Management (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Description of accounts payable	The Company's Canadian dollar equivalent of financial assets and liabilities that are denominated in Danish Krones consist of accounts payable of $7,349 (2019 - $27,879 credit) and $1,798 in USD currency (2019 - $3,858).
Danish Krones [Member]
Statement Line Items [Line Items]
Accounts payable	$ 7,349	$ 27,879
USD [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	127.32%
Accounts payable	$ 1,798	$ 3,858
EUR [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	156.08%
DKK [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	20.99%